Offerings - Offering: 1	Jun. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	104,519
Proposed Maximum Offering Price per Unit	11.02
Maximum Aggregate Offering Price	$ 1,151,799.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 176.34
Offering Note	Note 1(a): Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

Note 1(b): This Registration Statement on Form S-3 registers 104,519 shares of Rocket Companies, Inc.'s ("Rocket") common stock, par value $0.00001 (the "Rocket Common Stock") issuable to former employees and former directors of Redfin Corporation ("Redfin") who were granted certain awards of options ("Former Employee Options") of Redfin prior to the consummation of the transactions pursuant to the Agreement and Plan of Merger, dated as of March 9, 2025, by and among Rocket, Redfin and Neptune Merger Sub, Inc. (such transactions, the "Redfin Acquisition"), in accordance with which Rocket acquired Redfin. In connection with the Redfin Acquisition, Rocket assumed the Former Employee Options.

Note 1(c): Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the weighted average exercise price of the assumed stock options.